Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Schedule of Exchange Rates of Key Currencies Affecting the Company

Equivalent to €1		Middle Rate as at December 31		Annual Average Exchange Rate

		2017	2016	2017	2016	2015

U.S. dollar	USD	1.1993	1.0541	1.1315	1.1045	1.1071

Pound sterling	GBP	0.8872	0.8562	0.8770	0.8206	0.7255

Japanese yen	JPY	135.01	123.40	126.85	119.77	134.12

Swiss franc	CHF	1.1702	1.0739	1.1159	1.0886	1.0688

Canadian dollar	CAD	1.5039	1.4188	1.4705	1.4606	1.4227

Australian dollar	AUD	1.5346	1.4596	1.4794	1.4850	1.4753

Schedule of Useful Lives of Property, Plant, and Equipment

Buildings	Predominantly 25 to 50 years
Leasehold improvements	Based on the term of the lease contract
Information technology equipment	2 to 6 years
Office furniture	4 to 20 years
Automobiles	4 to 5 years